MASSMUTUAL SELECT FUNDS
MassMutual Select T. Rowe Price Large Cap Blend Fund
(the “Fund”)
Supplement dated April 14, 2021 to the
Prospectus dated February 1, 2021
This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.
Effective immediately, the following information replaces similar information for the Fund found on page 23 of the Prospectus in the section titled Management:
Jeffrey Rottinghaus, CFA is a Portfolio Manager at T. Rowe Price. He has managed the Fund since April 2020. Mr. Rottinghaus is expected to step down as a portfolio manager of the Fund on or about April 1, 2022.
Effective April 1, 2022, the following information supplements the information for the Fund found on page 23 of the Prospectus in the section titled Management:
Shawn T. Driscoll is a Vice President and Portfolio Manager at T. Rowe Price. He has managed the Fund since April 2022.
Effective immediately, the following information replaces similar information for the Fund found on page 66 of the Prospectus under the heading Subadvisers and Portfolio Managers in the section titled Management of the Funds:
Jeffrey Rottinghaus, CFA
is a portfolio manager of the MassMutual Select T. Rowe Price Large Cap Blend Fund. Mr. Rottinghaus is a Portfolio Manager for T. Rowe Price. He joined T. Rowe Price in 2001 and his investment experience dates from 2000. Mr. Rottinghaus has served as a portfolio manager for T. Rowe Price throughout the past five years. Mr. Rottinghaus is expected to step down as a portfolio manager of the MassMutual Select T. Rowe Price Large Cap Blend Fund on or about April 1, 2022.
Effective April 1, 2022, the following information supplements the information for the Fund found beginning on page 66 of the Prospectus under the heading Subadvisers and Portfolio Managers in the section titled Management of the Funds:
Shawn T. Driscoll
is a portfolio manager of the MassMutual Select T. Rowe Price Large Cap Blend Fund. Mr. Driscoll is a Vice President and Portfolio Manager for T. Rowe Price. He joined T. Rowe Price in 2006 and his investment experience dates from 2003. Mr. Driscoll has served as a portfolio manager for T. Rowe Price throughout the past five years.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
B3001M-TRUN-21-04

MASSMUTUAL SELECT FUNDS
MassMutual Select T. Rowe Price Large Cap Blend Fund
(the “Fund”)
Supplement dated April 14, 2021 to the
Statement of Additional Information dated February 1, 2021
This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”) and any previous supplements. It should be retained and read in conjunction with the SAI and any previous supplements.
Effective April 1, 2022, the following information replaces similar information for T. Rowe Price Associates, Inc. related to the Fund found on page B-107 in the section titled Appendix C—Additional Portfolio Manager Information:
The portfolio managers of the MM Select T. Rowe Price Large Cap Blend Fund are Shawn T. Driscoll, Joe Fath, Mark S. Finn, and Jeffrey Rottinghaus***.
Effective April 1, 2022, the following information supplements the information related to the Fund found on page B-107 under the headings Other Accounts Managed and Ownership of Securities in the section titled Appendix C—Additional Portfolio Manager Information:
Other Accounts Managed:
	Number of Accounts Managed*	Total Assets*	Number of Accounts Managed for which Advisory Fee is Performance- Based*	Total Assets*
Shawn T. Driscoll
Registered investment companies**	2	$3,281,011,140	0	$0
Other pooled investment vehicles	3	$145,379,918	0	$0
Other accounts	1	$150,850,040	0	$0

*
The information provided is as of February 28, 2021.

**
Does not include the MM Select T. Rowe Price Large Cap Blend Fund.

Ownership of Securities:
As of February 28, 2021, Mr. Driscoll did not own any shares of the MM Select T. Rowe Price Large Cap Blend Fund.
***      Mr. Rottinghaus is expected to step down as a portfolio manager of the MM Select T. Rowe Price Large Cap Blend Fund on or about April 1, 2022.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
SAI B3001M-TRUN-21-03